UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number    811-10341
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                     UBS Tamarack International Fund L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
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                      Date of fiscal year end: December 31
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             Date of reporting period: July 1, 2003 - June 30, 2004
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

[LOGO](SM) PFPC
A member of The PNC Financial Services Group

FORM N-PX SPREADSHEET*

REGISTRANT NAME: _______________________________ ReachCapital Management LLC INVESTMENT COMPANY ACT FILE NUMBER: _________________________ 1940 Advisers Act REPORTING PERIOD: 07/01/2003 - 06/30/2004
REGISTRANT  ADDRESS: ____________________________ 500 Mamaroneck Avenue
NAME OF SERIES (AS APPLICABLE): __________________________________

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                                                                                                            Fund's Vote
                                                                                                              For or
                                                                                                              Against      Whether
                                                                                                   Whether    Proposal,   Vote Was
                      Exchange                                                    Who Proposed   Fund Cast   or Abstain;   For or
Issuer of Portfolio    Ticker     CUSIP #    Shareholder     Summary of Matter   Matter: Issuer    Vote on     For or      Against
     Security          Symbol               Meeting Date         Voted On        / Shareholder     Matter     Withhold    Management
                                                                                                              Regarding
                                                                                                            Election of
                                                                                                              Directors
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POSCO SPONS ADR      PKX EQUITY  693483109   3/12/2004    Approval of Financial      Company         No
                                                          Statements & Election
                                                          of Directors
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*Complete for each series of the Registrant, as applicable.

Note: ReachCapital trades foreign equities with a minimal holdings in ADR's. Therefore, there are not may proxies to report.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant     UBS Tamarack International Fund L.L.C.
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By (Signature and Title)* /s/ Mitchell Tanzman
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                          Mitchell Tanzman, Chief Executive Officer
                          (Principal Executive Officer)

Date             August 13, 2004
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*Print the name and title of each signing officer under his or her signature.